Consolidated Statements Of Earnings - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Revenues:
Propane and other gas liquids sales	$ 376,856	$ 245,301			$ 560,867	$ 394,361					$ 622,157	$ 955,228	$ 1,657,016	$ 2,147,343	$ 1,739,267
Midstream operations	188,333	193,670			7,153	7,916					382,003	15,069	107,189	7,435	0
Other	84,049	32,175			97,953	41,078					116,224	139,031	260,185	251,082	236,200
Total revenues	649,238	471,146	$ 382,511	$ 532,551	665,973	443,355	$ 399,030	$ 722,117	$ 869,683	$ 415,030	1,120,384	1,109,328	2,024,390	2,405,860	1,975,467
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	174,829	121,751			330,692	264,814					296,580	595,506	977,224	1,456,388	1,092,261
Cost of sales - midstream operations	148,443	153,604			2,219	1,968					302,047	4,187	76,590	1,970	0
Cost of product sold - other	55,774	14,448			68,071	21,892					70,222	89,963	170,697	156,182	144,456
Operating expense	115,997	116,199			107,214	106,431					232,196	213,645	437,353	451,551	412,430
Depreciation and amortization expense	37,367	36,979			23,943	23,309					74,346	47,252	98,579	84,202	83,344
General and administrative expense	9,674	19,144			10,872	23,395					28,818	34,267	77,238	65,156	53,181
Equipment lease expense	7,278	7,032			5,795	5,532					14,310	11,327	24,273	17,745	15,983
Non-cash employee stock ownership plan compensation charge	3,141	5,256			3,788	4,374					8,397	8,162	24,713	21,789	15,769
Loss on disposal of assets	2,524	14,917			1,414	961					17,441	2,375	7,099	6,486	10,421
Operating income (loss)	94,211	(47,500)			111,965	(9,321)					46,711	102,644	130,624	144,391	147,622
Interest expense	(30,701)	(29,758)			(20,341)	(19,878)					(60,459)	(40,219)	(84,227)	(70,332)	(72,974)
Loss on extinguishment of debt													0	(21,202)	0
Other income (expense), net	(298)	(122)			(178)	(449)					(420)	(627)	(354)	(479)	565
Earnings (loss) before income taxes	63,212	(77,380)			91,446	(29,648)					(14,168)	61,798	46,043	52,378	75,213
Income tax expense	1,025	(844)			1,037	(511)					181	526	(384)	2,471	1,838
Net earnings (loss)	$ 62,187	$ (76,536)	$ (55,249)	$ 40,404	$ 90,409	$ (29,137)	$ (44,179)	$ 50,053	$ 65,171	$ (21,138)	$ (14,349)	$ 61,272	$ 46,427	$ 49,907	$ 73,375